Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

As at	December 31, 2021	December 31, 2020
Balance, beginning of year	$5,039	$3,942
Business acquisition (note 3)	—	1,171
Adjustment to goodwill on business acquisition (note 3)	147	—
Goodwill included in dispositions (note 4)	(13)	—
Foreign exchange translation	(20)	(74)
Balance, end of year	$5,153	$5,039